CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS’ EQUITY (USD $) In Thousands, except Share data	Voting Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated (Deficit)	Non-Controlling Interest	Total
Balances, amount at Dec. 31, 2009	$ 9	$ 9,200		$ (4,121)	$ 2,675	$ 7,763
Balances, shares at Dec. 31, 2009	9,214
Net Income (Loss)				(9,466)	4	(9,466)
Stock-based compensation expense, amount		4,841				4,841
Gain(Loss) attributable to noncontrolling entity						4
Stock issued for services, amount						298
Warrant extension expense (in Dollars per share)		$ 218				$ 218
Beneficial conversion		325				325
Stock issued in exchange for land and water shares and contract labor, amount	1	798				799
Stock issued in exchange for land and water shares and contract labor, shares	723
Stock purchased through private placement, amount	3	2,398				2,401
Stock purchased through private placement, shares	2,400
Direct cost of private placement		(196)				(196)
Stock issued in merger with TRB, amount	7	11,371			(568)	10,810
Stock issued in merger with TRB, shares	7,500
Retirement of Stock - open market purchases, amount		(6)				(6)
Retirement of Stock - open market purchases, shares	(55)
Balances, amount at Dec. 31, 2010	20	28,949		(13,587)	211	17,493
Balances, shares at Dec. 31, 2010	19,782
Net Income (Loss)				(6,112)		(6,198)
Stock-based compensation expense, amount		2,678				2,678
Stock-based compensation expense, shares	2					200,000
Options exercised, amount		563				563
Options exercised, shares	452					452,000
Warrants exercised, amount		50				50
Warrants exercised, shares	50
Warrants issued		1,805				1,805
Options issued for services		107				107
RSUs issued, amount	1	(1)
RSUs issued, shares	1,148
Stock issued in exchange for debt, amount	2	3,330				3,332
Stock issued in exchange for debt, shares	1,372
Gain(Loss) attributable to noncontrolling entity					51	51
Stock issued for services, amount		938				938
Stock issued for services, shares	490
Unrealized gain (loss) on securities available for sale			(51)			(51)
Beneficial conversion
Retirement of Stock - open market purchases, amount		(62)				(62)
Retirement of Stock - open market purchases, shares	(37)
Adjustments from restatement		1,490		(86)		1,404
Balances, amount at Dec. 31, 2011	$ 23	$ 39,847	$ (51)	$ (19,785)	$ 2,162	$ 22,196
Balances, shares at Dec. 31, 2011	23,259